New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)
3.	NEW ACCOUNTING PRONOUNCEMENT UNDER INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRSs)

a.	The Company has not adopted the following new, revised or amended IFRSs that have been issued by the International Accounting Standards Board (IASB) but not yet effective:

No.	The projects of Standards or Interpretations	Effective for annual periods beginning on or after
IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture - Amendments to IFRS 10 and IAS 28	Subject to IASB’s announcement
IFRS 15	Revenue from Contracts with Customers with its Amendment - Clarifications to IFRS 15	January 1, 2018
IFRS 9	Financial Instruments	January 1, 2018
IFRS 16	Leases	January 1, 2019
IFRS 2	Classification and Measurement of Share-based Payment Transactions - Amendments to IFRS 2	January 1, 2018
IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts - Amendments to IFRS 4	January 1, 2018
IAS 40	Transfers of Investment Property - Amendments to IAS 40	January 1, 2018
Improvements to International Financial Reporting Standards (2014-2016 cycle)
IFRS 1	First-time Adoption of International Financial Reporting Standards - Amendments to IFRS 1	January 1, 2018
IAS 28	Investments in Associates and Joint Ventures - Amendments to IAS 28	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019
IFRS 17	Insurance Contracts	January 1, 2021
IAS 28	Long-term Interests in Associates and Joint Ventures - Amendments to IAS 28	January 1, 2019
IFRS 9	Prepayment Features with Negative Compensation - Amendments to IFRS 9	January 1, 2019
Improvements to International Financial Reporting Standards (2015-2017 cycle)
IFRS 3	Business Combinations - Amendments to IFRS 3	January 1, 2019
IFRS 11	Joint Arrangements - Amendments to IFRS 11	January 1, 2019
IAS 12	Income Taxes - Amendments to IAS 12	January 1, 2019
IAS 23	Borrowing Costs - Amendments to IAS 23	January 1, 2019
IAS 19	Plan Amendment, Curtailment or Settlement - Amendments to IAS 19	January 1, 2019

b.	The potential effects of adopting the standards or interpretations issued by IASB on the Company’s financial statements in future periods are summarized as below:

(1)	IFRS 10 “Consolidated Financial Statements” (IFRS 10) and IAS 28 “Investments in Associates and Joint Ventures” (IAS 28) - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendment)

The amendments address the inconsistency between the requirements in IFRS 10 and IAS 28, in dealing with the loss of control of a subsidiary that is contributed to an associate or a joint venture. IAS 28 restricts gains and losses arising from contributions of non-monetary assets to an associate or a joint venture to the extent of the interest attributable to the other equity holders in the associate or joint venture. IFRS 10 requires full profit or loss recognition on the loss of control of a subsidiary. IAS 28 was amended so that the gain or loss resulting from the sale or contribution of assets that constitute a business as defined in IFRS 3 “Business Combinations” (IFRS 3) between an investor and its associate or joint venture is recognized in full. IFRS 10 was also amended so that the gain or loss resulting from the sale or contribution of a subsidiary that does not constitute a business as defined in IFRS 3 between an investor and its associate or joint venture is recognized only to the extent of the unrelated investors’ interests in the associate or joint venture. The effective date of this amendment has been deferred indefinitely, but early adoption is allowed.

(2)	IFRS 15 “Revenue from Contracts with Customers” with its Amendment “Clarifications to IFRS 15 Revenue from Contracts with Customers” (IFRS 15)

The core principle of IFRS 15 is that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. IFRS 15 establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. Extensive disclosures will be required, including disaggregation of total revenue, information related to performance obligations, changes in contract asset and liability account balances between periods and key judgments and estimates. The amendment in 2016 clarifies how to identify a performance obligation in a contract, determine whether an entity is a principal or an agent, and determine whether the revenue from granting a license should be recognized at a point in time or over time. The new standard and amendments are effective for annual periods beginning on or after January 1, 2018.

(3)	IFRS 9 “Financial Instruments” (IFRS 9)

The IASB has issued IFRS 9, which combines classification and measurement, the expected credit loss impairment model and hedge accounting. The standard will replace IAS 39 “Financial Instruments: Recognition and Measurement” (IAS 39) and all previous versions of IFRS 9. IFRS 9 requires the following: (1) Classification and measurement: Financial assets are measured at amortized cost, fair value through profit or loss, or fair value through other comprehensive income, based on both the entity’s business model for managing the financial assets and the financial asset’s contractual cash flow characteristics. Financial liabilities are measured at amortized cost or fair value through profit or loss. Furthermore, there is requirement that “own credit risk” adjustments are not recognized in profit or loss, (2) Impairment: Expected credit loss model is used to evaluate impairment. Entities are required to recognize either 12-month or lifetime expected credit losses, depending on whether there has been a significant increase in credit risk since initial recognition, and (3) Hedge accounting: Hedge accounting is more closely aligned with risk management activities and hedge effectiveness is measured based on the hedge ratio. The new standard and amendments to relevant guidance for disclosures are effective for annual periods beginning on or after January 1, 2018.

(4)	IFRS 16 “Leases”

The new standard requires lessees to account for all leases under a single on-balance sheet model (subject to certain exemptions). Lessor accounting still uses the dual classification approach: operating lease and finance lease. The standard is effective for annual periods beginning on or after January 1, 2019.

(5)	IFRS 2 “Share-based Payment”- Classification and Measurement of Share-based Payment Transactions (Amendment)

The amendment clarifies that (1) vesting conditions (service and non-market performance conditions), upon which satisfaction of a cash-settled share-based payment transaction is conditional, are not taken into account when estimating the fair value of the cash-settled share-based payment at the measurement date. Instead, these are taken into account by adjusting the number of awards included in the measurement of the liability arising from the transaction, (2) if tax laws or regulations require the employer to withhold a certain amount in order to meet the employee’s tax obligation associated with the share-based payment, such transactions will be classified in their entirety as equity-settled share-based payment transactions if they would have been so classified in the absence of the net share settlement feature, and (3) if the terms and conditions of a cash-settled share-based payment transaction are modified, with the result that it becomes an equity-settled share-based payment transaction, the transaction is accounted for as an equity-settled transaction from the date of the modification. The equity-settled share-based payment transaction is measured by reference to the fair value of the equity instruments granted at the modification date and is recognized in equity, on the modification date, to the extent to which goods or services have been received. The liability for the cash-settled share-based payment transaction as at the modification date is derecognized on that date. Any difference between the carrying amount of the liability derecognized and the amount recognized in equity on the modification date is recognized immediately in profit or loss. The amendment is effective for annual periods beginning on or after January 1, 2018.

(6)	IAS 28 “Investments in Associates and Joint Ventures” (Amendment)

The amendment clarifies that when an investment in an associate or a joint venture is held by, or is held indirectly through, an entity that is a venture capital organisation, or a mutual fund, unit trust and other qualifying entities including investment-linked insurance funds, the entity may elect to measure that investment at fair value through profit or loss in accordance with IFRS 9 on an investment-by-investment basis. Besides, if an entity that is not itself an investment entity has an interest in an associate or joint venture that is an investment entity, the entity may, when applying the equity method, elect to retain the fair value measurement applied by that investment entity associate or joint venture to the investment entity associate’s or joint venture’s interests in subsidiaries on an investment-by-investment basis. The amendment is effective for annual periods beginning on or after January 1, 2018.

(7)	IFRIC 22 “Foreign Currency Transactions and Advance Consideration”

The interpretation clarifies that when applying paragraphs 21 and 22 of IAS 21 “The Effects of Changes in Foreign Exchange Rates”, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration. The interpretation is effective for annual periods beginning on or after January 1, 2018.

(8)	IFRIC 23 “Uncertainty Over Income Tax Treatments”

The Interpretation clarifies application of recognition and measurement requirements in IAS 12 “Income Taxes” when there is uncertainty over income tax treatments. The Interpretation is effective for annual periods beginning on or after January 1, 2019.

(9)	IAS 28 “Investments in Associates and Joint Ventures” - Long-term Interests in Associates and Joint Ventures (Amendment)

The amendment clarifies that an entity applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture before it applies IAS 28, and in applying IFRS 9, does not take account of any adjustments that arise from applying IAS 28. The amendment is effective for annual reporting periods beginning on or after January 1, 2019.

(10)	IFRS 9 “Financial Instruments” - Prepayment Features with Negative Compensation (Amendment)

The amendment allows financial assets with prepayment features that permit or require a party to a contract either to pay or receive reasonable compensation for the early termination of the contract, to be measured at amortised cost or at fair value through other comprehensive income. The amendment is effective for annual reporting periods beginning on or after January 1, 2019.

(11)	IAS 12 “Income Taxes” (Amendment)

The amendments clarify that an entity shall recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events. The amendments are effective for annual periods beginning on or after January 1, 2019.

(12)	IAS 19 “Employee Benefits” - Plan Amendment, Curtailment or Settlement (Amendment)

The amendments clarify that when a change in a defined benefit plan is made (such as amendment, curtailment or settlement, etc.), the entity should use the updated assumptions to remeasure its net defined benefit liability or asset as at the date of such event. The amendments are effective for annual periods beginning on or after January 1, 2019.

The Company is currently evaluating the potential impact of the aforementioned standards and interpretations listed (4) and (8) ~ (12) to the Company’s financial position and performance, and the related impact will be disclosed when the evaluation is completed. The rest of the standards and interpretations listed are not expected to have material impact on the Company’s financial position and performance, except for the following:

IFRS 15 with its Amendment

The Company elected to adopt the standard using the modified retrospective method recognizing the cumulative effect of initially applying IFRS 15 at the date of initial application (January 1, 2018). Under this method, the Company applies the standard retrospectively only to contracts that are not completed contracts at the date of initial application. The impacts arising from the adoption of IFRS 15 on the Company’ consolidated financial statements are summarized as follows:

The majority of the Company’s contracts with customers are for the sale of wafers for which revenue is currently recognized when criteria pursuant to IAS 18 “Revenue” are fulfilled upon the delivery of the wafers to carriers approved by the customers, at which point in time, the title and risk of loss for the wafers are transferred to the customers. Starting from the date of initial application, in accordance with the requirements of IFRS 15, the Company shall recognize revenue as the Company satisfies its performance obligations to customers. For certain contracts that do not provide the Company unconditional rights to the consideration, the Company shall recognize revenue and contract asset as it satisfies its performance obligation over time. Consideration received from customers prior to the Company having satisfied its performance obligation are accounted for as contract liabilities and the associated costs incurred to fulfill the contracts are recognized on the consolidated balance sheets as contract fulfillment costs within other current assets. In accordance with the requirement of IFRS 15, allowance for sales returns and discounts will be presented as refund liabilities, different from its current presentation as a contra-accounts to accounts receivable.

IFRS 9

The Company elected to adopt the standard on the required effective date, recognizing the cumulative effect of initially applying IFRS 9 at the date of initial application (January 1, 2018). The Company is currently evaluating the impacts arising from the adoption of IFRS 9 summarized as follows:

a.	Financial assets measured at cost

The Company elected to designate certain financial assets as financial assets measured at fair value through other comprehensive income (FVOCI) and the others as financial assets measured at fair value through profit or loss (FVTPL) at the date of initial application. In accordance with the requirement of IFRS 9, these financial assets must be measured at fair value. Therefore, the Company adjusted the differences either in other component of equity or retained earnings at the date of initial application.

b.	Available-for-sale financial assets

In accordance with the requirement of IFRS 9, the Company elected to designate equity instruments that are not held for trading as financial assets measured at FVOCI and classified the remaining financial assets as financial assets measured at FVTPL. Differences arising from the adoption have been recognized in other component of equity and retained earnings at the date of initial application.

Under IFRS 9, subsequent fair value changes of financial assets designated at FVOCI are recognized in other comprehensive income and shall not be subsequently transferred to profit or loss. Upon de-recognition, the accumulated amounts in other component of equity is reclassified to retained earnings.

c.	Impairment of financial assets

Under IFRS 9, impairment assessment is not required for equity instruments. Therefore, as the Company elects to classify certain equity investments as financial assets measured at FVOCI, the Company will reclassify the related accumulated impairment loss from retained earnings to other component of equity at the date of initial application. The expected credit losses for accounts receivable or contract assets that result from transactions within the scope of IFRS 15 are evaluated by applying the simplified approach. The aforementioned impairment evaluation requirement differs from the current incurred loss model, but did not have a material effect on the Company upon adoption.

The Company anticipates the impact on assets, liabilities and equity, including tax effect, at the date of initial application of IFRS 15 and IFRS 9 as below:

Items	Carrying Amounts as of December 31, 2017	Adjustments Arising from Initial Application		Adjusted Carrying Amounts as of January 1, 2018
		IFRS 9	IFRS 15
Contract assets, current	$—	$—	$129,042	$129,042
Accounts receivable, net	20,876,417	—	983,438	21,859,855
Accounts receivable-related parties, net	91,065	—	2,733	93,798
Inventories, net	18,257,500	—	(102,800)	18,154,700
Other current assets	15,854,553	—	120,799	15,975,352
Financial assets at fair value through profit or loss, noncurrent	191,005	12,449,226	—	12,640,231
Financial assets at fair value through other comprehensive income, noncurrent	—	10,131,459	—	10,131,459
Available-for-sale financial assets, noncurrent	20,636,332	(20,636,332)	—	—
Financial assets measured at cost, noncurrent	2,218,472	(2,218,472)	—	—
Investments accounted for under the equity method	7,847,979	(51,820)	—	7,796,159
Deferred tax assets	6,116,129	914,292	(1,489)	7,028,932

Total effect on assets		$588,353	$1,131,723

Items	Carrying Amounts as of December 31, 2017	Adjustments Arising from Initial Application		Adjusted Carrying Amounts as of January 1, 2018
		IFRS 9	IFRS 15
Contract liabilities, current	$—	$—	$3,951,414	$3,951,414
Current tax liabilities	4,851,694	280,241	5,553	5,137,488
Other current liabilities	6,984,482	—	(2,861,466)	4,123,016
Deferred tax liabilities	2,327,223	(596,247)	(45)	1,730,931

Total effect on liabilities		$(316,006)	$1,095,456

Retained earnings	$53,058,188	$16,424,826	$35,430	$69,518,444
Other components of equity	657,957	(15,520,467)	(760)	(14,863,270)
Non-controlling interests	956,808	—	1,597	958,405

Total effect on equity		$904,359	$36,267